Significant Accounting Policies (Details) - Schedule of property, plant and equipment are stated at cost less accumulated depreciation	12 Months Ended
Dec. 31, 2022
Computers and Manufacturing Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	3 years
Computers and Manufacturing Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	7 years
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	17 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	Shorter of economic life or lease term